Expense Example - A C I Shares - JPMorgan Large Cap Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	616	827	1,055	1,711	247	472	821	1,674	70	238	420	947